Financial instruments - Fair values and risk management - Borrowings (Details) € in Millions	Mar. 31, 2026 EUR (€) aircraft	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 1,491.5	€ 2,682.7	€ 2,746.8
Lease liabilities	€ 144.9	€ 149.1	€ 164.6	€ 206.3
Aircraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft leased | aircraft	27
Unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 1,200.0
Revolving credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	150.0
Notional amount	€ 1,100.0